GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.	LabStyle Innovations Corp. (the "Company") was incorporated in Delaware and commenced operations on August 11, 2011. The Company is a mobile health (mHealth) company developing and commercializing patent-pending technologies to provide consumers with laboratory-testing capabilities using smart phones and other mobile devices. The Company’s initial product, Dario™, is a mobile, cloud-based, diabetes management solution which includes a pocket-sized blood glucose monitoring device that, utilizing proprietary software, integrates with smart phones and other mobile devices to offer users the ability to record, save, track, analyze, manage and share diabetes related information (the "Dario™ Smart Meter")

The Company has a wholly owned subsidiary, LabStyle Innovation Ltd. ("Ltd."), incorporated and located in Israel, which commenced operations on September 14, 2011. Its principal business activity is to hold the Company’s intellectual property and to perform research and development, manufacturing, marketing and other business activities.

b.
During the six month period ended June 30, 2014, the Company incurred operating losses and negative cash flows from operating activities amounting to $6,271 and $4,418, respectively. The Company will be required to obtain additional capital resources in the near term to extend its commercialization, ramp up its inventory and maintain its research and development activities. The Company is addressing its liquidity needs by continuing to seek for additional funding from public and/or private sources and by commencing its initial commercial sales. There are no assurances, however, that the Company will be able to obtain an adequate level of financing or commence an adequate level of initial commercial sales required for the short and long-term development and commercialization of its product.

According to management estimates, the Company has sufficient liquidity resources to continue its planned activity only into October 2014. Failure of the Company to obtain additional funding would have a materially adverse effect on the Company’s results of operations, future operations and overall viability.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

c.
On March 20, 2014, the Company filed a registration statement (the "Third Registration Statement") with the Securities and Exchange Commission (the "SEC") covering the public resale of up to 779,436 shares of common stock, par value $0.0001 per share, of the Company (the "Common Stock") (including 334,044 shares of Common Stock underlying warrants) previously issued to the investors from the private placement occurred on February 2014 (the "February 2014 Private Placement") (see also Note 4a and 5b). The Third Registration Statement was declared effective on June 3, 2014.

d.	On May 1, 2014, the Company announced the receipt of a U.S Notice of Allowance for a key patent relating to how the Dario™ blood glucose monitor draws power from and transmits data to a smart phone via the audio jack port.

e.
On June 17, 2014, the Company held its 2014 Annual Meeting of Stockholders in which, among other matters, Company stockholders approved an amendment to the Company's Certificate of Incorporation (the "COI") to increase the number of authorized shares of Common Stock from 45,000,000 to 80,000,000; to amend the Company's 2012 Equity Incentive Plan (the "2012 Plan") to increase the number of Common Stock authorized for issuance under the 2012 Plan by 500,000 shares from 1,000,000 to 1,500,000 (see also Note 4b); and to approve the amendment to the COI to effect a reverse stock split of the Common Stock at a ratio of between one-for-two and one-for-five with such ratio to be determined at the sole discretion of the Board of Directors of the Company (the "Reverse Split") and with such Reverse Split to be effected at such time and date, if at all, as determined by the Board of Directors of the Company in its sole discretion. On September 18, 2014 the Board of Directors approved the Reverse Split at a ratio of one-for-five (see also Note 7c).

f.	On April 28, 2014 the Company was granted with national approval and regional reimbursement for the Dario™ in Italy.

g.
On June 25, 2014 the Company was granted with reimbursement status for strips and lancets to be utilized together with the Dario™, effective September 1, 2014 in England, Wales, Scotland and Northern Ireland.

h.	On July 2014, the Company received approval from Israel's Ministry of Health to sell the Dario™ for diabetes in Israel as well as released the Dario™ App for Android smartphone users in select soft launch markets, including the United Kingdom and New Zealand.

NOTE 1:-	GENERAL

a.	LabStyle Innovations Corp. (the "Company") was incorporated in Delaware and commenced operations on August 11, 2011. The Company is developing and commercializing patent-pending technologies to provide consumers with laboratory-testing capabilities using smart phones and other mobile devices. The Company’s initial product, Dario™, is a mobile, cloud-based, diabetes management solution which includes a pocket-sized blood glucose monitoring device that, utilizing proprietary software, integrates with smart phones and other mobile devices to offer users the ability to record, save, track, analyze, manage and share diabetes related information. The Company has not generated revenues to date; accordingly, the Company is considered to be in the development stage as defined in ASC No. 915, "Development stage entities".

The Company has a wholly owned subsidiary, LabStyle Innovation Ltd. ("Ltd."), incorporated and located in Israel, which commenced operations on September 14, 2011. Its principal business activity is to hold the Company’s intellectual property and to perform research and development, manufacturing, marketing and other business activities.

On September 23, 2013, the Company announced the receipt of CE Mark certification to market Dario™. The receipt of the CE Mark allows the Company to market and sell Dario™ in the European Union and facilitates the registration of Dario™ in several countries worldwide subject to receipt of relevant approvals. On January 7, 2014, the Company announced the filing of a Premarket Notification Application (known as a 510(k) application) for the Dario™ blood glucose monitoring system with the U.S. Food and Drug Administration. The Company is planning for other regulatory filings in other jurisdictions.

b.	On February 14, 2013, a registration statement (the "Initial Registration Statement") covering the public resale of 1,886,032 shares of the Company’s common stock, par value $0.0001 per share (the "Common Stock") (including shares of Common Stock underlying warrants) previously issued in private placements or issuances which occurred in 2011 and 2012 was declared effective by the U.S. Securities and Exchange Commission ("SEC"). Commencing on April 9, 2013, the Company received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board and the OTCQB Market operated by OTC Markets Group, Inc. ("OTCQB") under the ticker symbol "DRIO". On October 28, 2013 and November 6, 2013, the Company filed its first and second Post Effective Amendments, respectively, with respect to the Initial Registration Statement. The two Post Effective Amendments were declared effective by the SEC on November 6, 2013.

c.	On July 24, 2013, another registration statement (the "Second Registration Statement") covering the public resale of 1,587,338 shares of Common Stock (including shares of Common Stock underlying warrants) previously issued in private placements or issuances which occurred in 2012 and 2013 was declared effective by the SEC.

d.
On August 9, 2013, the Company's Board of Directors approved certain management changes, including the appointment of the Company's then current Chief Executive Officer to the position of Executive Chairman of the Board of Directors (which effective December 31, 2013 assumed the position of the Chairman of the Board of Directors, see also Note 12b) and the Company's Vice President of Research and Development to the position of President and Chief Executive Officer.

e.
During the year ended December 31, 2013, the Company incurred operating losses and negative cash flows from operating activities amounting to $13,562,398 and $7,599,723, respectively. The Company will be required to obtain additional capital resources to maintain its commercialization, research and development activities. The Company is addressing its liquidity needs by seeking additional funding and by continuing its efforts to initiate commercial sales. Subsequent to the balance sheet date the Company raised funds through issuance of 445,392 common stock and 334,044 warrants to purchase common stock for total net consideration of approximately $3.79 million (see also Note 12c). According to management estimates and based on the Company's budget, the Company has sufficient liquidity resources to continue its planned activity into October 2014.

As described above, the Company will continue to seek to raise capital from public and/or private sources. There are no assurances, however, that the Company will be able to obtain an adequate level of financing needed for the long-term development and commercialization of its products.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.